Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	14.39%	13.87%	16.69%	(14.94%)	27.12%	7.30%	23.30%	(7.84%)	24.79%	11.05%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	17.44%	20.42%	27.11%	(21.52%)	33.20%	18.58%	34.84%	(4.96%)	27.83%	7.14%
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.96%	11.54%	9.15%	(6.29%)	29.26%	(1.76%)	27.34%	(14.03%)
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	12.23%	11.76%	18.94%	(8.30%)	31.84%	7.60%	22.17%	(11.31%)
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	39.87%	8.62%	19.19%	(11.86%)	12.57%	1.85%	18.00%	(16.26%)	22.47%	(2.31%)
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	10.30%	11.69%	15.64%	(14.56%)	26.67%	9.58%	23.56%	(6.42%)	22.82%	17.74%
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	8.89%	15.78%	17.37%	(13.65%)	24.54%	7.85%	26.88%	(8.60%)	23.16%	13.92%
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.74%	13.30%	4.44%	3.16%	17.72%	(5.16%)	3.26%	(8.65%)	8.74%	6.66%
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	18.38%	14.82%	9.43%	(13.90%)	41.36%	4.92%	24.21%	(11.86%)	22.89%	13.88%
Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.85%	13.43%	23.42%	(15.31%)	26.68%	11.31%	29.53%	(6.81%)	25.93%	12.27%
Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	10.22%	9.31%	7.88%	(5.15%)	27.52%	6.74%	25.12%	(5.39%)	18.30%
Small Cap Equity Portfolio (Advisor Shares) | Advisor
Prospectus [Line Items]
Annual Return [Percent]	(1.93%)	8.51%	17.02%	(10.66%)	28.88%	15.65%	21.12%	(15.89%)	15.75%	18.10%
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	7.73%	13.78%	14.59%	(11.69%)	18.11%	4.22%	18.45%	(4.65%)	5.96%	5.88%
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	22.48%	12.95%	15.47%	(9.66%)	13.84%	4.76%	18.45%	(9.18%)	13.00%	0.33%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	14.59%	14.10%	16.94%	(14.79%)	27.38%	7.51%	23.54%	(7.65%)	25.01%	11.31%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	17.70%	20.65%	27.36%	(21.36%)	33.51%	18.81%	35.05%	(4.75%)	28.06%	7.37%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	12.23%	11.76%	18.94%	(8.30%)	31.84%	7.60%	22.17%	(11.31%)
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	39.87%	8.62%	19.19%	(11.86%)	12.57%	1.85%	18.00%	(16.26%)	22.47%	(2.31%)
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	10.30%	11.69%	15.64%	(14.56%)	26.67%	9.58%	23.56%	(6.42%)	22.82%	17.74%
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	8.89%	15.78%	17.37%	(13.65%)	24.54%	7.85%	26.88%	(8.60%)	23.16%	13.92%
Long/Short Equity Portfolio (Institutional Shares) | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	12.86%	13.54%	4.67%	3.37%	17.95%	(4.92%)
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	18.38%	14.82%	9.43%	(13.90%)	41.36%	4.92%	24.21%	(11.86%)	22.89%	13.88%
Small Cap Equity Portfolio (Institutional Shares) | Institutional
Prospectus [Line Items]
Annual Return [Percent]	1.72%	8.69%	17.27%	(10.48%)	29.10%	15.95%	21.33%	(15.72%)	15.99%	18.30%
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	7.93%	14.03%	14.81%	(11.54%)	18.43%	4.35%	18.33%	(4.55%)	6.20%
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	22.48%	12.95%	15.47%	(9.66%)	13.84%	4.76%	18.45%	(9.18%)	13.00%	0.33%